Exception Grades
Run Date - XXX
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2026050347	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	XXX Appraisal - Copy of Appraisal Not Provided XXX Business Days Prior to Consummation	XXX Valuations Rule (XXX): Creditor did not provide a copy of each valuation to applicant XXX (XXX) business days prior to consummation. (Type:Primary/XXX)	Missing evidence of receipt.				Reviewer Comment (XXX): Appraisal delivery receipt is missing for the appraisal report dated XXX. Exception remains. Buyer Comment (XXX): Uploaded XXX Letter to Borrower Buyer Comment (XXX): Uploaded XXX from Client	XXX			No	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	2026050347	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	TRID XXX Percent Tolerance Violation Without Sufficient Cure Provided	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXX exceeds tolerance of XXX. XXX over legal limit. Insufficient or no cure was provided to the borrower. (XXX)	Loan Discount Points increased on XXX without a valid change in circumstance. Cure was not provided at closing.				Reviewer Comment (XXX): XXX received a valid XXX. Buyer Comment (XXX): Uploaded XXX Buyer Comment (XXX): Uploaded XXX from Client	XXX			No	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXX	2026050347	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	Check Loan Designation Match - XXX Risk	Ability to Repay (XXX): Originator Loan Designation of XXX does not match Due Diligence Loan Designation of XXX Risk.	Per guides, a verbal verification of self-employment is required within XXX calendar days prior to the Note Date. This is missing.				Reviewer Comment (XXX): Received XXX verification & XXX. Exception cleared. Buyer Comment (XXX): Uploaded XXX for Business License Buyer Comment (XXX): Uploaded XXX from Client	XXX			No	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	XXX	XXX	Lender to provide updated XXX Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXX	2026050347	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	Income/Asset Guideline Deficiency - XXX Impact	Ability to Repay (XXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Per guides, a verbal verification of self-employment is required within XXX calendar days prior to the Note Date. This is missing.				Reviewer Comment (XXX): Received XXX & associated. Exception cleared. Buyer Comment (XXX): See Exception: XXX	XXX			No	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	2026050347	XXX		XXX	XXX	XXX	Credit	Credit	Credit Calculation / Analysis	XXX	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXX is less than Guideline representative FICO score of XXX.	Minimum FICO for a cash-out loan is XXX.	Borrower has been employed in the same industry for more than XXX years. Borrower has verified disposable income of at least XXX. Borrower has worked in the same position for more than XXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXX%. The qualifying DTI on the loan is at least XXX% less than the guideline maximum.	DTI: XXX% Guideline Maximum DTI: XXX%	XXX XXX XXX XXX XXX XXX XXX	Reviewer Comment (XXX): Lender Exception with Compensating Factors provided. Downgraded and Waived. Buyer Comment (XXX): Uploaded Approved Guideline Exception			XXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	XXX	XXX		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	2026050347	XXX		XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	XXX	Income documentation requirements not met.		Per guides, a verbal verification of self-employment is required within XXX calendar days prior to the Note Date. This is missing.				Reviewer Comment (XXX): Received XXX & associated. Exception cleared. Buyer Comment (XXX): See Exception: XXX	XXX			No	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	2026050347	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet XXX or more guideline components which could impact the borrower's ability to repay.	Per guides, a verbal verification of self-employment is required within XXX calendar days prior to the Note Date. This is missing.				Reviewer Comment (XXX): Received XXX & associated. Exception cleared. Buyer Comment (XXX): See Exception: XXX	XXX			No	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B	C	A	A	A	Non QM	Non QM	No